Segments - Schedule of Net Sale by Product to External Customers (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales to external customers	$ 6,295,884	$ 6,742,202	$ 6,460,774	$ 5,568,419	$ 5,092,328	$ 5,170,117	$ 5,174,769	$ 4,815,179	$ 25,067,279	$ 20,252,393	$ 16,208,122
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									7,571,765	6,407,974	5,178,467
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									4,709,292	3,558,806	2,886,648
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,830,476	1,317,995	1,277,547
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,133,685	1,644,934	1,204,185
Tubular Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,347,577	917,235	60,106
Rebar Fabrication [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,496,194	1,306,418	1,272,338
Other Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,952,730	3,356,091	3,120,205
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 2,025,560	$ 1,742,940	$ 1,208,626